Summary of significant accounting policies - Schedule Of Impact on Consolidated Statement of Operations And Comprehensive Income upon Adoption of ASC 606 (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Impact on Consolidated Statement of Operations And Comprehensive Income upon Adoption of ASC 606 Retrospective Adjustments [Line Items]
Total revenues	$ 184,612	¥ 1,285,236	¥ 1,603,631	¥ 763,014
Income tax (expenses)/ benefit	(283)	(1,968)	(5,709)	(18,516)
Net loss	$ (130,211)	(906,490)	¥ 2,171	¥ (84,860)
ASC 606 Adoption Effect [Member]
Impact on Consolidated Statement of Operations And Comprehensive Income upon Adoption of ASC 606 Retrospective Adjustments [Line Items]
Total revenues		53,063
Income tax (expenses)/ benefit		(13,266)
Net loss		39,797
Before Adoption of ASC 606 [Member]
Impact on Consolidated Statement of Operations And Comprehensive Income upon Adoption of ASC 606 Retrospective Adjustments [Line Items]
Total revenues		1,232,173
Income tax (expenses)/ benefit		11,298
Net loss		¥ (946,287)